Financial Instruments -Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	$ 56,997
Securities	161,401	$ 149,046
Cash collateral on securities borrowed	12,368	8,547
Securities purchased under resale agreements	67,572	65,595
Loans	454,770
Allowance for credit losses	(2,849)	(3,540)
Derivative instruments	35,912	32,730
Customers' liability under acceptances	10,958	9,606
Other assets	40,554
Total credit exposures	837,683	769,551
Subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	56,975
Securities	105,162
Cash collateral on securities borrowed	12,368
Securities purchased under resale agreements	67,572
Loans	453,044
Allowance for credit losses	(2,849)
Derivative instruments	35,912
Customers' liability under acceptances	10,958
Other assets	30,169
Total credit exposures	769,311	710,803
Subject to credit risk [member] | AIRB approach [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	40,418
Securities	93,476
Cash collateral on securities borrowed	12,362
Securities purchased under resale agreements	67,572
Loans	408,087
Allowance for credit losses	(2,190)
Derivative instruments	35,865
Customers' liability under acceptances	10,671
Other assets	21,889
Total credit exposures	688,150	634,193
Subject to credit risk [member] | Standardized approach 1 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	14,764
Securities	11,686
Cash collateral on securities borrowed	6
Loans	43,463
Allowance for credit losses	(659)
Derivative instruments	47
Customers' liability under acceptances	287
Other assets	292
Total credit exposures	69,886	65,911
Subject to credit risk [member] | Other credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	1,793
Loans	1,494
Other assets	7,988
Total credit exposures	11,275	10,699
Not subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	22
Securities	56,239
Loans	1,726
Other assets	10,385
Total credit exposures	$ 68,372	$ 58,748